BORROWINGS - Liabilities Arising From Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 179,825
Cash flows:
Proceeds from borrowings	257,021	$ 180,604	$ 191,279
Repayment of borrowings	(162,107)	(155,630)	$ (160,473)
Debt issuance costs	(683)
Non-cash:
Additions – separately acquired	276
Additions through business acquisitions	559
Amortization of debt issuance costs	651
Foreign exchange and other	3,921
Reclassification	0
Ending balance	279,463	179,825
Borrowings, non-current (excluding finance lease liabilities)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	163,648
Cash flows:
Proceeds from borrowings	225,498
Repayment of borrowings	(132,273)
Debt issuance costs	(683)
Non-cash:
Additions – separately acquired	0
Additions through business acquisitions	0
Amortization of debt issuance costs	651
Foreign exchange and other	3,675
Reclassification	(216)
Ending balance	260,300	163,648
Borrowings, current (excluding finance lease liabilities)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,912
Cash flows:
Proceeds from borrowings	31,523
Repayment of borrowings	(24,112)
Debt issuance costs	0
Non-cash:
Additions – separately acquired	0
Additions through business acquisitions	559
Amortization of debt issuance costs	0
Foreign exchange and other	248
Reclassification	216
Ending balance	10,346	1,912
Finance lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	14,265
Cash flows:
Proceeds from borrowings	0
Repayment of borrowings	(5,722)
Debt issuance costs	0
Non-cash:
Additions – separately acquired	276
Additions through business acquisitions	0
Amortization of debt issuance costs	0
Foreign exchange and other	(2)
Reclassification	0
Ending balance	$ 8,817	$ 14,265